Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest, Dividend and Fee Income
Loans	$ 10,005	$ 8,194	$ 4,197	$ 18,199	$ 8,278
Securities (Notes 2 and 12)	2,895	2,138	1,252	5,033	2,319
Deposits with banks	882	1,039	74	1,921	132
Interest, Dividend and Fee Income	13,782	11,371	5,523	25,153	10,729
Interest Expense
Deposits	6,262	5,283	854	11,545	1,559
Subordinated debt	103	101	51	204	96
Other liabilities	2,603	1,966	716	4,569	1,153
Interest Expense	8,968	7,350	1,621	16,318	2,808
Net Interest Income	4,814	4,021	3,902	8,835	7,921
Non-Interest Revenue
Securities commissions and fees	258	263	281	521	563
Deposit and payment service charges	395	316	332	711	661
Trading revenues (Note 12)	340	(1,283)	3,629	(943)	4,428
Lending fees	383	382	334	765	719
Card fees	173	147	143	320	274
Investment management and custodial fees	462	439	441	901	907
Mutual fund revenues	307	313	332	620	688
Underwriting and advisory fees	269	208	308	477	742
Securities gains, other than trading (Note 2)	36	75	86	111	224
Foreign exchange gains, other than trading	59	54	59	113	81
Insurance revenue	726	1,331	(673)	2,057	(481)
Share of profit in associates and joint ventures	66	69	50	135	116
Other	152	135	94	287	198
Non-Interest Revenue	3,626	2,449	5,416	6,075	9,120
Total Revenue	8,440	6,470	9,318	14,910	17,041
Provision for Credit Losses (Notes 3 and 12)	1,023	217	50	1,240	(49)
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	591	1,193	(808)	1,784	(727)
Non-Interest Expense
Employee compensation	2,975	2,566	2,087	5,541	4,386
Premises and equipment	1,261	955	850	2,216	1,678
Amortization of intangible assets	280	163	147	443	297
Advertising and business development	195	140	115	335	221
Communications	91	74	75	165	139
Professional fees	312	232	180	544	335
Other	459	291	259	750	503
Non-Interest Expense	5,573	4,421	3,713	9,994	7,559
Income Before Provision for Income Taxes	1,253	639	6,363	1,892	10,258
Provision for income taxes (Note 10)	194	392	1,607	586	2,569
Net Income	1,059	247	4,756	1,306	7,689
Attributable to:
Bank shareholders	1,056	247	4,756	1,303	7,689
Non-controlling interest in subsidiaries	3	0	0	3	0
Net Income	$ 1,059	$ 247	$ 4,756	$ 1,306	$ 7,689
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 1.31	$ 0.3	$ 7.15	$ 1.62	$ 11.61
Diluted	1.3	0.3	7.13	1.62	11.57
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.43	$ 1.43	$ 1.33	$ 2.86	$ 2.66